The Prudential Insurance Company of America                           Erin C. Schwerzmann
Vice President and Corporate Counsel

                       The Prudential Insurance Company of America
280 Trumbull Street, Hartford CT 06103
Tel 860 534-9177
Erin.Schwerzmann@prudential.com

March 27, 2014
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re:           The Prudential Insurance Company of America (“Registrant”)
Prudential Variable Contract Account GI-2 (“Depositor”) (File No. 811-07545)

Dear Commissioners:

On behalf of The Prudential Insurance Company of America and the Prudential Variable Contract Account (the “Account”), we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “Act”), that the Annual Reports for the underlying funds for the period ending December 31, 2013 have been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following annual reports for the underlying funds:

1.	Filer/Entity: AIM Variable Insurance Funds
(Invesco Variable Insurance Funds)
Registration No.:                 811-07452
CIK No.:                               0000896435
Accession No.:                   0001193125-14-075582
Date of Filing:                     02/28/14

2.	Filer/Entity: AllianceBernstein Variable Products Series Fund
Registration No.:                811-05398
CIK No.:                              0000825316
Accession No.:                  0001193125-14-064406
Date of Filing:                     02/24/14

3.           Filer/Entity:                           American Century Variable Portfolios, Inc.
Registration No.:                811-05188
CIK No.:                              0000814680
Accession No.:                  0001437749-14-002825
Date of Filing:                     02/26/14

4.           Filer/Entity:                           Advanced Series Trust ("AST")
Registration No.:                811-05186
CIK No.:                               0000814679
Accession No.:                   0001193125-14-078106
Date of Filing:                      03/03/14

5.           Filer/Entity:                           The Dreyfus Corporation
             Registration No.:                   811-00523
CIK No.:                              0000030146
Accession No.:                  0000030146-14-000003
Date of Filing:                    02/27/14

6.           Filer/Entity:                           DWS Variable Series
             Registration No.:                   811-05002
CIK No.:                              00000810573
Accession No.:                  0000088053-14-000204
Date of Filing:                     02/26/14

7.           Filer/Entity:                           Fidelity Variable Insurance Products Fund V
             Registration No.:                   811-05361
CIK No.:                              0000823535
Accession No.:                  0000035341-14-000006
Date of Filing:                     02/26/14

8.           Filer/Entity:                           Franklin Templeton Variable Insurance Products Trust
             Registration No.:                   811-05583
CIK No.:                              0000837274
Accession No.:                  0001193125-14-084629
Date of Filing:                    03/05/14

9.           Filer/Entity:                           Janus Aspen Series
Registration No.:               811-07736
CIK No.:                             0000906185
Accession No.:                 0000950123-14-002902
Date of Filing:                    02/28/14

10.           Filer/Entity:                         JPMorgan Insurance Trust
Registration No.:                811-07874
CIK No.:                              0000909221
Accession No.:                  0001193125-14-081961
Date of Filing:                     03/04/14

11.           Filer/Entity:                         Lazard Retirement Series
             Registration No.:                   811-08071
CIK No.:                              0001033669
Accession No.:                  0000930413-14-001234
Date of Filing:                     03/11/14

12.           Filer/Entity:                          MFS Variable Insurance Trust
Registration No.:                 811-08326
CIK No.:                               0000918571
Accession No.:                   0001193125-14-074886
Date of Filing:                     02/28/14

13.           Filer/Entity:                          Neuberger Berman Advisers Management Trust ("AMT")
             Registration No.:                    811-04255
CIK No.:                               0000736913
Accession No.:                   0000898432-14-000292
Date of Filing:                      02/24/14

14.           Filer/Entity:                          PIMCO Variable Insurance Trust
             Registration No.:                    811-08399
CIK No.:                               0001047304
Accession No.:                   0001193125-14-077135
Date of Filing:                     02/28/14

15.           Filer/Entity:                          Royce Capital Fund
             Registration No.:                    811-07537
CIK No.:                               0001006387
Accession No.:                   0000949377-14-000166
Date of Filing:                      02/28/14

16.           Filer/Entity:                           T. Rowe Price Equity Series
Registration No.:                  811-07143
CIK No.:                                 0000918294
Accession No.:                     0001206774-14-000539
        0001206774-14-000568
        0001206774-14-000577
        0001206774-14-000586
Date of Filing:                       02/19/14

17.           Filer/Entity:                           T. Rowe Price International Series, Inc.
Registration No.:                  811-07145
CIK No.:                                0000918292
Accession No.:                    0001206774-14-000582
Date of Filing:                       02/19/14

18.           Filer/Entity:                           The Variable Insurance Products Fund II.
             Registration No.:                     811-05511
CIK No.:                                0000831016
Accession No.:                    0000831016-14-000008
Date of Filing:                       02/21/14

19.           Filer/Entity:                           The Prudential Series Fund, Inc.
Registration No.:                  811-03623
CIK No.:                                0000711175
Accession No.:                    0001193125-14-073297
Date of Filing:                       02/27/14

If you have any questions regarding this filing, please contact me at (973) 802-9496.

       Sincerely,

      /s/ Erin C. Schwerzmann
                          Erin C. Schwerzmann

VIA EDGAR